Note 15 - Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk (Tables)	12 Months Ended
Dec. 31, 2018
Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk
Table of Derivatives - Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk
Derivatives – Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk (Millions of euros)
	2018	2017	2016
ASSETS
Hedging Derivatives	2.892	2.485	2.833
Fair value changes of the hedged items in portfolio hedges of interest rate risk	(21)	(25)	17
LIABILITIES
Hedging Derivatives	2.680	2.880	2.347
Fair value changes of the hedged items in portfolio hedges of interest rate risk	-	(7)	-

Hedging Derivatives Breakdown By Type Of The Risk And Type Of Hedge
Hedging Derivatives Breakdown by type of risk and type of hedge (Millions of euros)
	2018		2017		2016
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Interest rate	982	513	1.141	850	1.154	974
OTC options	5	158	100	111	125	118
OTC other	978	355	1.041	739	1.029	856
Equity	6	-	-	-	-	50
OTC options	6	-	-	-	-	50
Foreign exchange and gold	587	398	625	511	817	553
OTC other	587	398	625	511	817	553
FAIR VALUE HEDGES	1.575	912	1.766	1.362	1.970	1.577
Interest rate	221	562	244	533	194	358
OTC other	219	562	242	533	186	358
Organized market other	2	-	2	-	8	-
Foreign exchange and gold	955	873	119	714	248	118
OTC options	-	-	-	-	89	70
OTC other	955	873	119	714	160	48
CASH FLOW HEDGES	1.176	1.435	363	1.247	442	476
HEDGE OF NET INVESTMENTS IN A FOREIGN OPERATION	92	231	301	15	362	79
PORTFOLIO FAIR VALUE HEDGES OF INTEREST RATE RISK	33	90	46	256	55	214
PORTFOLIO CASH FLOW HEDGES OF INTEREST RATE RISK	15	12	9	-	4	-
DERIVATIVES-HEDGE ACCOUNTING	2.892	2.680	2.485	2.880	2.833	2.347
of which: OTC - credit institutions	2.534	2.462	1.829	2.527	2.381	2.103
of which: OTC - other financial corporations	355	216	651	234	435	165
of which: OTC - other	2	2	2	120	9	79

Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows Explanatory
Cash Flows of Hedging Instruments (Millions of euros)
	3 Months or Less	From 3 Months to 1 Year	From 1 to 5 Years	More than 5 Years	Total
Receivable cash inflows	116	277	1.828	2.181	4.401
Payable cash outflows	139	517	2.215	2.221	5.092